Bank Acceptance Notes Payable (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash	$ 2,124,655	$ 55,322
Notes Payable	2,117,382	$ 55,322
China, Yuan Renminbi
Restricted Cash	14,600,000
Notes Payable	$ 14,500,000